SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS - Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves
Deferred tax assets, valuation allowance	$ 274,219	$ 136,039
Release of valuation allowance			$ (32,900)
U.S.
Movement in Valuation Allowances and Reserves
Deferred tax assets, valuation allowance	149,200
France
Movement in Valuation Allowances and Reserves
Release of valuation allowance	43,300
Deferred Tax Asset Valuation Allowance
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	136,039	185,079	168,555
Charges to Costs, Expenses and other	158,857	47,795	41,704
Reversal	(12,155)	(82,475)	(457)
Adjustments	(8,522)	(14,360)	(24,723)
Balance at End of Period	274,219	136,039	$ 185,079
Deferred Tax Asset Valuation Allowance | U.S.
Movement in Valuation Allowances and Reserves
Release of valuation allowance		32,900
Deferred Tax Asset Valuation Allowance | France
Movement in Valuation Allowances and Reserves
Charges to Costs, Expenses and other	$ 9,700
Release of valuation allowance		$ 43,300